Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000143294
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eubel Brady & Suttman Income and Appreciation Fund
C000143295
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eubel Brady & Suttman Income Fund
Without Sales Load [Member] | C000143294
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%	4.86%	4.64%
Without Sales Load [Member] | C000143295
Average Annual Return [Line Items]
Average Annual Return, Percent	4.49%	3.47%	3.17%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
ICE BofA U.S. Corporates, 1-10 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-10 Year Corp. Index
Average Annual Return, Percent	3.44%	1.65%	2.81%
ICE BofA Yield Alternative US Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Yield Alternative US Convertible Index
Average Annual Return, Percent	11.62%	5.08%	6.90%
ICE BofA U.S. Corporate & Government, 1-10 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government 1-10 Yrs Index
Average Annual Return, Percent	2.89%	1.04%	1.89%